Related party transactions - Summary of remuneration package (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Post-employment benefits | €	€ 399,000	€ 392,000	€ 323,000
Severance package | €	802,000
Total benefits excluding warrants and RSUs | €	€ 5,413,000	€ 4,262,000	€ 16,618,000
Subscription rights offered	2,493,433	2,173,335	1,699,690
Duration of deferred payment for remaining 50% of Senior Management Bonus	3 years
Total cost of warrants granted in the year | €	€ 5,629,000	€ 22,921,000	€ 14,236,000
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	275,000	275,000	360,000
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	511,518
Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	254,560	61,829	188,571
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits for executive committee members as a group | €	€ 4,264,000	€ 3,102,000	€ 14,129,000
Gross salary | €	2,621,000	2,531,000	2,121,000
Employer social security on gross salary | €			61,000
Cash bonus | €	1,172,000	433,000	1,230,000
Exceptional bonus | €			10,500,000
Employer social security on exceptional bonus | €			108,000
Other short-term benefits | €	€ 471,000	€ 138,000	109,000
Long-term benefits for executive committee members as a group | €			€ 1,874,000
Executive committee members as a group | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	275,000	275,000	315,000
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	€ 220,000	€ 220,000	€ 90,000
Raj Parekh | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			15,000
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	120,000	125,000	€ 55,000
Howard Rowe | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			7,500
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €			€ 15,000
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	65,000	115,000	€ 45,000
Katrine Bosley | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			7,500
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €			€ 13,000
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	115,000	115,000	€ 45,000
Mary Kerr | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			7,500
Peter Guenter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	115,000	115,000	€ 30,000
Peter Guenter | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			7,500
Elisabeth Svanberg
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	€ 115,000	€ 78,000
Onno van de Stolpe | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	85,000	85,000	100,000
Onno van de Stolpe | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	63,830	18,317	57,528
Bart Filius | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	50,000	50,000	65,000
Bart Filius | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	62,730	12,600	39,846
Andre Hoekema | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	30,000	30,000	50,000
Andre Hoekema | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	51,433	832	19,922
Piet Wigerinck
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Severance package | €	€ 35,416.66
Piet Wigerinck | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	40,000	40,000	50,000
Piet Wigerinck | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	835	12,080	33,077
Walid Abi-Saab | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	40,000	40,000	50,000
Walid Abi-Saab | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	44,038	12,080	33,077
Michele Manto
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			40,000
Michele Manto | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	30,000	30,000	40,000
Michele Manto | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	31,694	5,920	5,121
Supervisory board members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered			45,000